Rule 497(c)
                                      Registration Nos. 333-182308 and 811-22717


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 June 30, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:         First Trust Exchange-Traded Fund VI
                  (File Nos. 333-182308 and 811-22717)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on June 21, 2017. The Registration Statement relates to the Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF and US Equity Dividend Select ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By:  /s/ Morrison C. Warren
                                         ----------------------------------
                                             Morrison C. Warren

Enclosures